Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (181,722,229)	$ (50,211,741)	$ (61,470,985)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	14,685,319	17,142,292	13,432,153
Amortization of right-of-use assets	1,279,944	1,607,244	1,148,071
Exchange difference			70,777
(Gain)/loss on disposal of property and equipment	(39,736)		107,495
Allowance for expected credit losses	19,665,470	(222,967)	5,249,448
Share-based compensation expense	8,492,100	18,342,333	21,186,441
Gain on disposal of subsidiaries	(5,655,611)
Gain on derecognition of lease	(25,502)
Write-off of accounts and other payables			(1,355)
Impairment of intangible assets	30,967,130
Impairment of goodwill	79,916,742	1,854,221	1,994,986
Impairment of property and equipment	97,500	162,544
Impairment on associate	7,565,680
Impairment of other asset state at cost	4,843,393
Deferred income taxes	2,736,311	(3,950,202)	(8,222,748)
Changes in assets and liabilities:
Accounts receivable	2,268,320	8,296,578	(8,003,940)
Notes receivable		561,392	(664,448)
Other receivables and prepayment	(7,174,001)	(922,812)	(23,049,706)
Accounts payable	1,644,686	(390,793)	100,905
Accrued liabilities and other payables	23,063,817	(9,457,741)	4,547,481
Contract liabilities	(88,782)	682,211	702,595
Lease liability	(1,350,091)	(1,341,431)	(997,298)
Tax payable	(1,591,301)	(16,685)	(1,126)
Inventories		(4,968)	83,295
Net cash used in operating activities	(420,841)	(17,870,525)	(53,787,959)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(28,431)	(424,872)	(1,541,831)
Purchase of other assets		(725,966)	(4,150,786)
Partial payment made for acquisition of a subsidiary			(67,957,424)
Cash outflow from loss of control of subsidiaries	(408,150)
Purchase of investments			(439,502)
Deposit for investments			(6,435,734)
Proceeds from disposal of property and equipment			155
Business acquisitions, net of cash acquired		216,641	2,128,637
Net cash used in investing activities	(436,581)	(934,197)	(78,396,485)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances from (repayment to) related parties	624,742	(326,458)	1,090,770
Additional capital investment from minority shareholders			378,207
Payment of preferred stock dividends			(666,512)
Redemption of preferred stock			(6,123,201)
Proceeds from issuance of debt
Proceeds from issuance of shares		7,420,000	154,231,470
Net cash provided by financing activities	624,742	7,093,542	148,910,734
Effect of foreign exchange rate changes	(485,915)	(3,819,202)	(2,820)
Net (decrease) increase in cash	(718,595)	(15,530,382)	16,723,470
Cash and restricted cash at beginning of the year	1,264,881	16,795,263	71,793
Cash and restricted cash at end of the year	546,286	1,264,881	16,795,263
Supplemental cash flow disclosures:
Cash paid for amounts included in the measurement of lease liabilities	(1,350,091)	(1,341,431)	(997,298)
Interest paid			119,814
Income taxes paid
RECONCILIATION TO AMOUNTS ON CONSOLIDATED BALANCE SHEETS:
Cash	83,986	1,264,881	16,443,929
Restricted cash	462,300		351,334
Total cash, and restricted cash	546,286	1,264,881	16,795,263
Non- cash investing and financing transaction:
Right-of-use assets obtained in exchange for new operating lease liabilities
Share-based compensation expense	$ 8,492,100	$ 18,034,833	$ 21,186,441